JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

July 6, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the JPMorgan Small Cap Core Fund (the “Fund”)
File No. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 442 under the 1933 Act (Amendment No. 443 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

Included in the filing are prospectus and Statement of Additional Information for the Fund. The filing is being made because the Fund’s Select Class Share are being redesignated and renamed Class R5 Shares. If you have any questions or comments, please contact me at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary